PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and equipment, Gross carrying amount, Gross carrying amount	$ 1,142,763	$ 418,706
Property and equipment, Accumulated depreciation net	(35,837)	(23,353)
Property and equipment, Net carrying amount	1,106,927	395,353	$ 0
Office Equipment [Member]
Property and equipment, Gross carrying amount, Gross carrying amount	150,915	150,915
Property and equipment, Accumulated depreciation net	(35,837)	(23,353)
Property and equipment, Net carrying amount	$ 115,078	$ 127,562
Property and equipment, Weighted average useful lives	3 years	3 years
Leasehold Improvement [Member]
Property and equipment, Gross carrying amount, Gross carrying amount	$ 991,848	$ 267,791
Property and equipment, Accumulated depreciation net	0	0
Property and equipment, Net carrying amount	$ 991,849	$ 267,791
Property and equipment, Weighted average useful lives	5 years	5 years